Post employment benefits - Movement in net surplus (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	£ 1,165	£ 447
Exchange differences	6	(7)
Disposals	4
Charge before taxation	(31)	(29)	£ (87)
Other comprehensive (loss)/income	(650)	626	16
Contributions by the group	100	128
Settlements paid		0
Employee contributions	0	0
Benefits paid	0	0
Ending Balance	594	1,165	447
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	8,399	9,892
Exchange differences	(49)	93
Disposals	0
Charge before taxation	298	176
Other comprehensive (loss)/income	(1,435)	(1,432)
Contributions by the group	100	128
Settlements paid		52
Employee contributions	5	5
Benefits paid	(472)	(411)
Ending Balance	6,846	8,399	9,892
Plan liabilities
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	(7,234)	(9,445)
Exchange differences	55	(100)
Disposals	4
Charge before taxation	(329)	(205)
Other comprehensive (loss)/income	785	2,058
Contributions by the group	0	0
Settlements paid		(52)
Employee contributions	(5)	(5)
Benefits paid	472	411
Ending Balance	£ (6,252)	£ (7,234)	£ (9,445)